UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      128

Form 13F Information Table Value Total: $  2,492,717
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number             Name

1          028-10748                        Oppenheimer Asset Management Inc.
----          -------------------           --------------------------------



                                            FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION    MAGRS  SOLE       SHARED    NONE
--------------                --------------  -----      -------- -------   --- ----  ----------    -----  ----       ------    ----
51JOB INC                     SP ADR REP COM  316827104    7,948    124,320 SH        SHARED-OTHER  1                   124,320
51JOB INC                     SP ADR REP COM  316827104    4,870     76,175 SH        SOLE          1         76,175
7 DAYS GROUP HLDGS LTD        ADR             81783J101   11,807    582,200 SH        SHARED-OTHER  1                   582,200
7 DAYS GROUP HLDGS LTD        ADR             81783J101    9,035    445,500 SH        SOLE          1        445,500
ALTERA CORP                   COM             021441100   26,654    605,500 SH        SHARED-OTHER  1                   605,500
ALTERA CORP                   COM             021441100   16,345    371,300 SH        SOLE          1        371,300
AMAZON COM INC                COM             023135106   26,155    145,200 SH        SHARED-OTHER  1                   145,200
AMAZON COM INC                COM             023135106   15,347     85,200 SH        SOLE          1         85,200
ANALOG DEVICES INC            COM             032654105   43,968  1,116,500 SH        SHARED-OTHER  1                 1,116,500
ANALOG DEVICES INC            COM             032654105   26,940    684,100 SH        SOLE          1        684,100
APPLE INC                     COM             037833100  104,448    299,700 SH        SHARED-OTHER  1                   299,700
APPLE INC                     COM             037833100   72,416    207,788 SH        SOLE          1        207,788
ARIBA INC                     COM NEW         04033V203   27,059    792,600 SH        SHARED-OTHER  1                   792,600
ARIBA INC                     COM NEW         04033V203   17,087    500,500 SH        SOLE          1        500,500
ARUBA NETWORKS INC            COM             043176106   54,193  1,601,445 SH        SHARED-OTHER  1                 1,601,445
ARUBA NETWORKS INC            COM             043176106   37,658  1,112,825 SH        SOLE          1      1,112,825
AUDIOCODES LTD                ORD             M15342104    1,939    325,900 SH        SHARED-OTHER  1                   325,900
AUDIOCODES LTD                ORD             M15342104    1,137    191,100 SH        SOLE          1        191,100
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   28,847    927,561 SH        SHARED-OTHER  1                   927,561
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   19,954    641,621 SH        SOLE          1        641,621
AXT INC                       COM             00246W103    5,915    824,900 SH        SHARED-OTHER  1                   824,900
AXT INC                       COM             00246W103    4,486    625,600 SH        SOLE          1        625,600
BLUE COAT SYSTEMS INC         COM NEW         09534T508   10,861    385,700 SH        SHARED-OTHER  1                   385,700
BLUE COAT SYSTEMS INC         COM NEW         09534T508    6,378    226,500 SH        SOLE          1        226,500
BMC SOFTWARE INC              COM             055921100   21,682    435,900 SH        SHARED-OTHER  1                   435,900
BMC SOFTWARE INC              COM             055921100   13,136    264,100 SH        SOLE          1        264,100
BROADCOM CORP                 CL A            111320107    5,403    137,204 SH        SHARED-OTHER  1                   137,204
BROADCOM CORP                 CL A            111320107    3,314     84,150 SH        SOLE          1         84,150
BROADSOFT INC                 COM             11133B409    7,381    155,000 SH        SHARED-OTHER  1                   155,000
BROADSOFT INC                 COM             11133B409    4,524     95,000 SH        SOLE          1         95,000
BROCADE COMMUNICATIONS SYS I  COM NEW         111621306    9,533  1,550,100 SH        SHARED-OTHER  1                 1,550,100
BROCADE COMMUNICATIONS SYS I  COM NEW         111621306    5,842    949,900 SH        SOLE          1        949,900
CADENCE DESIGN SYSTEM INC     COM             127387108   24,511  2,513,900 SH        SHARED-OTHER  1                 2,513,900
CADENCE DESIGN SYSTEM INC     COM             127387108   16,439  1,686,100 SH        SOLE          1      1,686,100
CEVA INC                      COM             157210105    1,510     56,500 SH        SHARED-OTHER  1                    56,500
CEVA INC                      COM             157210105    3,194    119,500 SH        SOLE          1        119,500
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107    8,440    462,955 SH        SHARED-OTHER  1                   462,955
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107    5,532    303,432 SH        SOLE          1        303,432
CITIGROUP INC                 COM             172967101    5,486  1,241,100 SH        SHARED-OTHER  1                 1,241,100
CITIGROUP INC                 COM             172967101    3,354    758,900 SH        SOLE          1        758,900
CITRIX SYS INC                COM             177376100   22,868    311,300 SH        SHARED-OTHER  1                   311,300
CITRIX SYS INC                COM             177376100   13,862    188,700 SH        SOLE          1        188,700
CNINSURE INC                  SPONSORED ADR   18976M103   13,230  1,020,854 SH        SHARED-OTHER  1                 1,020,854
CNINSURE INC                  SPONSORED ADR   18976M103    9,024    696,308 SH        SOLE          1        696,308
COACH INC                     COM             189754104   38,265    735,300 SH        SHARED-OTHER  1                   735,300
COACH INC                     COM             189754104   26,301    505,400 SH        SOLE          1        505,400
COSTCO WHSL CORP NEW          COM             22160K105   15,844    216,100 SH        SHARED-OTHER  1                   216,100
COSTCO WHSL CORP NEW          COM             22160K105   10,162    138,600 SH        SOLE          1        138,600
DEMANDTEC INC                 COM NEW         24802R506   11,291    858,000 SH        SHARED-OTHER  1                   858,000
DEMANDTEC INC                 COM NEW         24802R506    6,784    515,500 SH        SOLE          1        515,500
DOLLAR TREE INC               COM             256746108   32,656    588,190 SH        SHARED-OTHER  1                   588,190
DOLLAR TREE INC               COM             256746108   23,117    416,380 SH        SOLE          1        416,380
E HOUSE CHINA HLDGS LTD       ADR             26852W103    7,272    618,867 SH        SHARED-OTHER  1                   618,867
E HOUSE CHINA HLDGS LTD       ADR             26852W103    4,484    381,614 SH        SOLE          1        381,614
E M C CORP MASS               COM             268648102   42,671  1,606,600 SH        SHARED-OTHER  1                 1,606,600
E M C CORP MASS               COM             268648102   25,734    968,900 SH        SOLE          1        968,900
FLEETCOR TECHNOLOGIES INC     COM             339041105   14,583    446,500 SH        SHARED-OTHER  1                   446,500
FLEETCOR TECHNOLOGIES INC     COM             339041105    9,213    282,100 SH        SOLE          1        282,100
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   50,839  1,657,600 SH        SHARED-OTHER  1                 1,657,600
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   35,583  1,160,200 SH        SOLE          1      1,160,200
HITTITE MICROWAVE CORP        COM             43365Y104    7,046    110,484 SH        SHARED-OTHER  1                   110,484
HITTITE MICROWAVE CORP        COM             43365Y104    4,266     66,900 SH        SOLE          1         66,900
INTERACTIVE INTELLIGENCE INC  COM             45839M103    6,650    171,800 SH        SHARED-OTHER  1                   171,800
INTERACTIVE INTELLIGENCE INC  COM             45839M103    4,034    104,200 SH        SOLE          1        104,200
INTERNATIONAL BUSINESS MACHS  COM             459200101    4,990     30,600 SH        SHARED-OTHER  1                    30,600
INTERNATIONAL BUSINESS MACHS  COM             459200101    3,164     19,400 SH        SOLE          1         19,400
INTRALINKS HLDGS INC          COM             46118H104   22,488    841,000 SH        SHARED-OTHER  1                   841,000
INTRALINKS HLDGS INC          COM             46118H104   14,001    523,599 SH        SOLE          1        523,599
ISHARES INC                   MSCI JAPAN      464286848    2,321    225,000 SH        SOLE                   225,000
ISOFTSTONE HLDGS LTD          SPONSORED ADS   46489B108   18,603  1,005,017 SH        SHARED-OTHER  1                 1,005,017
ISOFTSTONE HLDGS LTD          SPONSORED ADS   46489B108   12,037    650,294 SH        SOLE          1        650,294
KLA-TENCOR CORP               COM             482480100   37,350    789,300 SH        SHARED-OTHER  1                   789,300
KLA-TENCOR CORP               COM             482480100   22,543    476,400 SH        SOLE          1        476,400
LE GAGA HLDGS LTD             SPONSORED ADR   521168104   27,979  3,061,157 SH        SHARED-OTHER  1                 3,061,157
LE GAGA HLDGS LTD             SPONSORED ADR   521168104   20,425  2,234,640 SH        SOLE          1      2,234,640
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108   19,998    636,475 SH        SHARED-OTHER  1                   636,475
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108   12,112    385,500 SH        SOLE          1        385,500
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   17,713  1,139,106 SH        SHARED-OTHER  1                 1,139,106
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   11,299    726,650 SH        SOLE          1        726,650
MAXIM INTEGRATED PRODS INC    COM             57772K101   46,615  1,820,900 SH        SHARED-OTHER  1                 1,820,900
MAXIM INTEGRATED PRODS INC    COM             57772K101   29,906  1,168,200 SH        SOLE          1      1,168,200
MEDIDATA SOLUTIONS INC        COM             58471A105    7,089    277,220 SH        SHARED-OTHER  1                   277,220
MEDIDATA SOLUTIONS INC        COM             58471A105    4,341    169,780 SH        SOLE          1        169,780
MENTOR GRAPHICS CORP          COM             587200106    6,592    450,600 SH        SHARED-OTHER  1                   450,600
MENTOR GRAPHICS CORP          COM             587200106    4,581    313,100 SH        SOLE          1        313,100
NANOMETRICS INC               COM             630077105    7,156    395,600 SH        SHARED-OTHER  1                   395,600
NANOMETRICS INC               COM             630077105    5,248    290,100 SH        SOLE          1        290,100
NETEASE COM INC               SPONSORED ADR   64110W102   46,985    949,000 SH        SHARED-OTHER  1                   949,000
NETEASE COM INC               SPONSORED ADR   64110W102   29,904    604,000 SH        SOLE          1        604,000
NETLOGIC MICROSYSTEMS INC     COM             64118B100   13,346    317,600 SH        SHARED-OTHER  1                   317,600
NETLOGIC MICROSYSTEMS INC     COM             64118B100    8,085    192,400 SH        SOLE          1        192,400
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   40,873    408,441 SH        SHARED-OTHER  1                   408,441
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   31,182    311,600 SH        SOLE          1        311,600
OMNIVISION TECHNOLOGIES INC   COM             682128103   40,945  1,152,400 SH        SHARED-OTHER  1                 1,152,400
OMNIVISION TECHNOLOGIES INC   COM             682128103   31,266    879,984 SH        SOLE          1        879,984
PEGASYSTEMS INC               COM             705573103   12,171    320,544 SH        SHARED-OTHER  1                   320,544
PEGASYSTEMS INC               COM             705573103    6,586    173,456 SH        SOLE          1        173,456
POLYCOM INC                   COM             73172K104   40,313    777,500 SH        SHARED-OTHER  1                   777,500
POLYCOM INC                   COM             73172K104   27,823    536,600 SH        SOLE          1        536,600
QLIK TECHNOLOGIES INC         COM             74733T105   24,888    957,230 SH        SHARED-OTHER  1                   957,230
QLIK TECHNOLOGIES INC         COM             74733T105   15,412    592,770 SH        SOLE          1        592,770
QUANTUM CORP                  COM DSSG        747906204    1,562    620,000 SH        SHARED-OTHER  1                   620,000
QUANTUM CORP                  COM DSSG        747906204      958    380,000 SH        SOLE          1        380,000
QUEST SOFTWARE INC            COM             74834T103   31,576  1,243,165 SH        SHARED-OTHER  1                 1,243,165
QUEST SOFTWARE INC            COM             74834T103   18,837    741,600 SH        SOLE          1        741,600
RED HAT INC                   COM             756577102   28,287    623,200 SH        SHARED-OTHER  1                   623,200
RED HAT INC                   COM             756577102   17,334    381,900 SH        SOLE          1        381,900
SANDISK CORP                  COM             80004C101   59,223  1,284,940 SH        SHARED-OTHER  1                 1,284,940
SANDISK CORP                  COM             80004C101   41,116    892,083 SH        SOLE          1        892,083
SHANDA GAMES LTD              SP ADR REPTG A  81941U105    4,813    756,800 SH        SHARED-OTHER  1                   756,800
SHANDA GAMES LTD              SP ADR REPTG A  81941U105    3,811    599,200 SH        SOLE          1        599,200
SILICON IMAGE INC             COM             82705T102   13,965  1,558,570 SH        SHARED-OTHER  1                 1,558,570
SILICON IMAGE INC             COM             82705T102   10,840  1,209,816 SH        SOLE          1      1,209,816
SYNAPTICS INC                 COM             87157D109    1,891     70,000 SH        SOLE                    70,000
SYNOPSYS INC                  COM             871607107   39,519  1,429,242 SH        SHARED-OTHER  1                 1,429,242
SYNOPSYS INC                  COM             871607107   26,901    972,900 SH        SOLE          1        972,900
TERADYNE INC                  COM             880770102   14,907    837,000 SH        SHARED-OTHER  1                   837,000
TERADYNE INC                  COM             880770102    9,137    513,000 SH        SOLE          1        513,000
TIBCO SOFTWARE INC            COM             88632Q103   38,300  1,405,500 SH        SHARED-OTHER  1                 1,405,500
TIBCO SOFTWARE INC            COM             88632Q103   23,013    844,500 SH        SOLE          1        844,500
VANCEINFO TECHNOLOGIES INC    ADR             921564100   22,760    724,600 SH        SHARED-OTHER  1                   724,600
VANCEINFO TECHNOLOGIES INC    ADR             921564100   14,310    455,600 SH        SOLE          1        455,600
VERIFONE SYS INC              COM             92342Y109   45,460    827,300 SH        SHARED-OTHER  1                   827,300
VERIFONE SYS INC              COM             92342Y109   32,866    598,100 SH        SOLE          1        598,100
VERISK ANALYTICS INC          CL A            92345Y106   36,348  1,109,516 SH        SHARED-OTHER  1                 1,109,516
VERISK ANALYTICS INC          CL A            92345Y106   25,866    789,570 SH        SOLE          1        789,570
XILINX INC                    COM             983919101   27,457    837,100 SH        SHARED-OTHER  1                   837,100
XILINX INC                    COM             983919101   16,823    512,900 SH        SOLE          1        512,900

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